LOAN PAYABLE TO RELATED PARTY (Details) - Majority Shareholder [Member] - USD ($) $ in Thousands		1 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Debt instrument, face amount	$ 2,000
Interest rate	7.00%
Subsequent Event [Member]
Repayment to related party		$ 700